Property, plant and equipment - Summary of owned and leased assets (Detail) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Property, plant and equipment – owned	$ 65,290	$ 63,731
Right-of-use assets – leased	1,178	1,003	$ 1,134
Net book value	$ 66,468	$ 64,734